Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.54%
Basic Materials — 7.28%
Beacon Roofing Supply †	11,188	$ 966,979
Boise Cascade	7,884	1,111,486
Huntsman	38,306	927,005
Kaiser Aluminum	5,156	373,913
Minerals Technologies	11,941	922,204
Reliance	3,524	1,019,176
Summit Materials Class A †	12,989	506,961
		5,827,724
Business Services — 5.22%
ABM Industries	10,524	555,246
Aramark	16,337	632,732
ASGN †	6,403	596,952
Casella Waste Systems Class A †	5,341	531,376
Clean Harbors †	3,134	757,519
UL Solutions Class A	5,440	268,192
WillScot Holdings †	22,324	839,383
		4,181,400
Capital Goods — 11.77%
Ameresco Class A †	7,036	266,946
API Group †	7,570	249,961
Applied Industrial Technologies	1,454	324,431
Atkore	1,797	152,278
Carlisle	2,376	1,068,606
Chart Industries †	2,790	346,350
Federal Signal	7,878	736,278
Gates Industrial †	16,920	296,946
Graco	6,564	574,416
Kadant	1,702	575,276
KBR	11,547	752,056
Lincoln Electric Holdings	4,056	778,833
Quanta Services	1,592	474,655
Regal Rexnord	3,401	564,158
Tetra Tech	16,743	789,600
WESCO International	4,980	836,540
Zurn Elkay Water Solutions	17,799	639,696
		9,427,026
Consumer Discretionary — 4.24%
BJ's Wholesale Club Holdings †	8,336	687,553
Dick's Sporting Goods	4,821	1,006,143
Five Below †	4,777	422,048
Malibu Boats Class A †	6,161	239,108
Steven Madden	21,229	1,040,009
		3,394,861
Consumer Services — 2.74%
Brinker International †	8,755	670,020
Jack in the Box	3,487	162,285
Texas Roadhouse	5,446	961,764
Wendy's	22,596	395,882
		2,189,951
Consumer Staples — 2.96%
Casey's General Stores	2,826	1,061,756
Helen of Troy †	2,828	174,912
J & J Snack Foods	3,563	613,264
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
YETI Holdings †	12,644	$ 518,783
		2,368,715
Credit Cyclicals — 3.73%
BorgWarner	13,404	486,431
KB Home	6,892	590,576
La-Z-Boy	9,279	398,347
Taylor Morrison Home †	8,012	562,923
Toll Brothers	6,143	949,032
		2,987,309
Energy — 4.88%
Chesapeake Energy	14,433	1,187,114
Liberty Energy	55,816	1,065,528
Permian Resources	53,275	725,073
Southwestern Energy †	130,775	929,810
		3,907,525
Financial Services — 14.32%
Axis Capital Holdings	12,868	1,024,421
Columbia Banking System	35,828	935,469
East West Bancorp	15,182	1,256,159
Essent Group	10,238	658,201
Hamilton Lane Class A	4,279	720,541
Kemper	15,462	947,047
Pinnacle Financial Partners	9,589	939,434
Primerica	2,330	617,800
Reinsurance Group of America	4,510	982,594
SouthState	7,592	737,791
Stifel Financial	11,205	1,052,149
Webster Financial	22,476	1,047,606
WSFS Financial	10,744	547,837
		11,467,049
Healthcare — 13.06%
Amicus Therapeutics †	29,710	317,303
Apellis Pharmaceuticals †	8,957	258,320
Azenta †	6,922	335,302
Bio-Techne	7,238	578,533
Blueprint Medicines †	7,381	682,742
Encompass Health	8,302	802,305
Exact Sciences †	9,663	658,244
Halozyme Therapeutics †	13,471	771,080
Insmed †	12,966	946,518
Inspire Medical Systems †	2,550	538,178
Intra-Cellular Therapies †	6,704	490,532
Lantheus Holdings †	4,911	538,982
Ligand Pharmaceuticals †	5,149	515,363
Natera †	8,042	1,020,932
Neurocrine Biosciences †	6,487	747,432
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
Repligen †	3,270	486,641
Supernus Pharmaceuticals †	12,721	396,641
Ultragenyx Pharmaceutical †	6,695	371,907
		10,456,955
NQ-FL4 [0924] 1124 (4017827)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Media — 1.77%
IMAX †	21,862	$ 448,390
Interpublic Group	19,516	617,291
Nexstar Media Group	2,109	348,723
		1,414,404
Real Estate Investment Trusts — 7.48%
Brixmor Property Group	31,071	865,638
Camden Property Trust	7,534	930,675
First Industrial Realty Trust	15,038	841,828
Healthpeak Properties	32,407	741,148
Jones Lang LaSalle †	2,452	661,574
Kite Realty Group Trust	28,595	759,483
National Storage Affiliates Trust	13,890	669,498
Terreno Realty	7,770	519,269
		5,989,113
Technology — 13.79%
Box Class A †	10,369	339,377
Coherent †	10,628	944,936
Dynatrace †	11,554	617,792
ExlService Holdings †	23,705	904,346
Guidewire Software †	5,677	1,038,550
MACOM Technology Solutions Holdings †	6,763	752,451
Procore Technologies †	7,148	441,175
PTC †	4,095	739,803
Q2 Holdings †	8,803	702,215
Rapid7 †	7,319	291,955
Rubrik Class A †	1,903	61,181
Semtech †	17,964	820,236
Silicon Laboratories †	4,178	482,852
Smartsheet Class A †	9,005	498,517
Sprout Social Class A †	4,990	145,059
SPS Commerce †	1,563	303,488
Varonis Systems †	14,751	833,432
WNS Holdings †	9,684	510,444
Workiva †	4,109	325,104
Yelp †	8,293	290,918
		11,043,831
Transportation — 3.64%
ArcBest	1,153	125,043
International Seaways	4,594	236,867
Kirby †	8,192	1,002,946
Knight-Swift Transportation Holdings	11,822	637,797
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Saia †	298	$ 130,303
Scorpio Tankers	1,686	120,212
Teekay Tankers Class A	1,072	62,444
Werner Enterprises	10,476	404,269
XPO †	1,778	191,153
		2,911,034
Utilities — 1.66%
Black Hills	10,691	653,434
Spire	10,067	677,408
		1,330,842
Total Common Stocks (cost $55,454,265)		78,897,739

Short-Term Investments — 1.74%
Money Market Mutual Funds — 1.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	348,755	348,755
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	348,756	348,756
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	348,756	348,756
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	348,755	348,755
Total Short-Term Investments (cost $1,395,022)		1,395,022

Total Value of Securities—100.28% (cost $56,849,287)		80,292,761
Liabilities Net of Receivables and Other Assets—(0.28%)		(220,838)
Net Assets Applicable to 4,282,489 Shares Outstanding—100.00%		$80,071,923
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ-FL4 [0924] 1124 (4017827)